Deferred Income Tax	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Deferred Income Tax
23	DEFERRED INCOME TAX
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021
	(In millions)
At beginning of period	¥(370,577)	¥36,015
Deferred tax benefit (expense)	29,453	(43,660)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(10,027)	(100,427)
Financial instruments at fair value through other comprehensive income reserve	135,022	(266,255)
Own credit on financial liabilities designated at fair value through profit or loss reserve	(1,754)	1,525
Exchange differences on translating foreign operations reserve	(8,934)	(3,921)
Acquisition and disposal of subsidiaries and businesses	12,825	5
Exchange differences and others	13,693	6,141

At end of period	¥(200,299)	¥(370,577)

The deferred tax assets and liabilities at March 31, 2022 and 2021 were attributable to the following items:

	At March 31,
	2022	2021
	(In millions)
Deferred tax assets:
Loans and advances	¥451,720	¥389,209
Tax losses carried forward	76,223	63,563
Provision for interest repayment	37,826	39,386
Retirement benefits	12,081	10,130
Investment securities	16,811	207
Derivative financial instruments	—	49,076
Other deductible temporary differences	137,170	127,720

Total deferred tax assets	731,831	679,291

Deferred tax liabilities:
Investment securities	637,052	780,118
Retirement benefits	81,051	76,821
Property, plant and equipment	66,521	65,483
Goodwill and intangible assets	55,948	60,145
Derivative financial instruments	6,536	—
Lease transactions	6,509	7,399
Other taxable temporary differences	78,513	59,902

Total deferred tax liabilities	932,130	1,049,868

Net deferred tax assets (liabilities) (1)	¥(200,299)	¥(370,577)

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

The Company had adopted the consolidated
corporate-tax
system in Japan. Under the consolidated
corporate-tax
system, the taxable profits or losses on a consolidated basis were calculated by aggregating those of the parent company and its wholly owned domestic subsidiaries (a “tax consolidated group”), and any unused tax losses carried forward, except for certain specified consolidated tax losses carried forward, by one company could be used by another company within the tax consolidated group for Japanese national corporation tax purposes. Therefore, the deferred tax assets relating to deductible temporary differences and tax losses carried forward were recognized on a consolidated basis, but only to the extent that it was probable that future consolidated taxable profits would be available against which the deductible temporary differences and tax losses carried forward could be utilized.
On March 31, 2020, the Government of Japan promulgated an amendment to the Corporation Tax Act, which revised the consolidated corporate-tax
system and shifted to the group aggregation system. Under the group aggregation system, each company in the tax group will individually file its own tax returns while maintaining certain system to aggregate profits and losses within the group company. The amendments were effective for fiscal years beginning on or after April 1, 2022 and are not expected to have a material impact on the Group’s consolidated financial statements.
The deferred tax assets of the Company and its wholly owned domestic subsidiaries, which adopted the consolidated corporate-tax
system, consisted mainly of those for loans and advances. The deferred tax assets for loans and advances were generally related to the accumulated losses from the impairment of these assets which would be deductible for tax purposes in future periods. The Company and its wholly owned domestic subsidiaries consider that most of the deductible temporary differences will be able to be used based mainly on future taxable profits on a consolidated basis. The future taxable profits are estimated based on forecasted results of operations, which reflect historical financial performance and the business plans that management believes to be prudent and feasible. In the Company’s other subsidiaries, deferred tax assets relating to deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. No deferred tax assets were recognized in certain subsidiaries of the Company for the deductible temporary differences estimated not to be realized, or for the tax losses carried forward projected to expire due to the uncertainty of sufficient future taxable profit.
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2022 and 2021 for which no deferred tax assets were recognized.

	At March 31,
	2022	2021
	(In millions)
Deductible temporary differences	¥269,907	¥229,111
Tax losses carried forward which will expire in 1 year	37,370	56,745
2 years	37,697	49,388
3 years	23,076	37,702
4 years	14,971	23,082
5 years	60,240	16,054
6 years	—	60,252
7 years	137,196	—
8 years	46,498	137,202
9 years	41,997	46,457
10 years and thereafter	48,462	47,129

Total deductible temporary differences and tax losses carried forward (1)	¥717,414	¥703,122

(1)
Under the consolidated
corporate-tax
system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥268,407 million and ¥216,294 million at March 31, 2022 and 2021, respectively.

In addition to the above table, the Group does not recognize deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures where the Company has no intention to reverse these differences in the foreseeable future. The amount of those deductible temporary differences was ¥833 billion and ¥1,041 billion at March 31, 2022 and 2021, respectively.
At March 31, 2022 and 2021, the taxable temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized
amounted to
 ¥3,307 billion and ¥2,787 billion, respectively. The Company can control the timing of

reversal of the temporary differences and it is probable that they will not be reversed in the foreseeable future.
Deferred tax benefit and expense for the fiscal years ended March 31, 2022 and 2021 were attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2022	2021
	(In millions)

Derivative financial instruments	¥(51,209)	¥(48,773)
Loans and advances	43,680	34,953
Property, plant and equipment	14,706	(11,218)
Investment securities	25,869	(36,714)
Retirement benefits	7,896	(5,881)
Tax losses carried forward	6,576	(2,491)
Goodwill and intangible assets	5,583	4,428
Lease transactions	1,602	1,171
Provision for interest repayment	(1,561)	(541)
Other temporary differences—net	(23,689)	21,406

Total deferred tax benefit (expense)	¥29,453	¥(43,660)